Earnings per share - EPS Data (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
(Loss)/profit attributable to equity holders as presented in the income statement	$ 11	$ (3)	$ (50)
Less: Dividends on preferred shares (see note 26)	(22)	(24)	(24)
(Loss)/profit attributable to equity holders used in calculating earnings per share	$ (11)	$ (27)	$ (74)
Weighted average number of ordinary shares for EPS (millions)	597,700,000	597,700,000	597,600,000
(Loss)/earnings per share - Basic	$ (0.02)	$ (0.05)	$ (0.12)
(Loss)/profit attributable to equity holders used in calculating earnings per share - Diluted	$ (11)	$ (27)	$ (74)
Weighted average number of ordinary shares for EPS (millions) - Diluted	597,700,000	597,700,000	597,600,000
(Loss)/earnings per share - Diluted	$ (0.02)	$ (0.05)	$ (0.12)
Dilutive effect of all instruments on weighted average number of ordinary shares	0	0	0